Segmented information - Schedule of segment information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
OPERATING SEGMENT RESULTS
Gold revenues		$ 482,100,000	$ 492,600,000
Copper revenues		111,800,000	232,700,000
Silver revenues		10,500,000	20,200,000
Total revenues		604,400,000	745,500,000
Operating expenses		382,700,000	377,300,000
Depreciation and depletion		195,400,000	195,700,000
Revenue less cost of goods sold		26,300,000	172,500,000
Corporate administration		21,300,000	21,800,000
Corporate restructuring	$ 2,100,000	2,100,000	0
Share-based payment expenses		2,600,000	2,200,000
Exploration and business development		16,000,000.0	11,200,000
(Loss) income from operations		(15,700,000)	137,300,000
Intersegment amounts
OPERATING SEGMENT RESULTS
Total revenues		0	0
Corporate & Other
OPERATING SEGMENT RESULTS
Gold revenues		0	0
Copper revenues		0	0
Silver revenues		0	0
Total revenues		0	0
Operating expenses		0	0
Depreciation and depletion		0	0
Revenue less cost of goods sold		0	0
Corporate administration		21,300,000	21,800,000
Corporate restructuring		2,100,000
Share-based payment expenses		2,600,000	2,200,000
Exploration and business development		500,000	800,000
(Loss) income from operations		(26,500,000)	(24,800,000)
Rainy River | Operating segments
OPERATING SEGMENT RESULTS
Gold revenues		413,100,000	410,900,000
Copper revenues		0	0
Silver revenues		8,600,000	15,000,000.0
Total revenues		421,700,000	425,900,000
Operating expenses		230,400,000	226,500,000
Depreciation and depletion		148,100,000	148,000,000.0
Revenue less cost of goods sold		43,200,000	51,400,000
Corporate administration		0	0
Corporate restructuring		0
Share-based payment expenses		0	0
Exploration and business development		2,700,000	1,700,000
(Loss) income from operations		40,500,000	49,700,000
New Afton | Operating segments
OPERATING SEGMENT RESULTS
Gold revenues		69,000,000.0	81,700,000
Copper revenues		111,800,000	232,700,000
Silver revenues		1,900,000	5,200,000
Total revenues		182,700,000	319,600,000
Operating expenses		152,300,000	150,800,000
Depreciation and depletion		47,300,000	47,700,000
Revenue less cost of goods sold		(16,900,000)	121,100,000
Corporate administration		0	0
Corporate restructuring		0
Share-based payment expenses		0	0
Exploration and business development		12,800,000	8,700,000
(Loss) income from operations		$ (29,700,000)	$ 112,400,000